Note 9 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9.	PROPERTY AND EQUIPMENT, NET
(In Thousands)

	December 31
	2020	2019
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,659	19,350
Furniture and fixtures	734	705
Leasehold improvements	2,335	2,541
Transportation equipment	784	655
Property leased to others	4,466	4,242
ROU assets	4,156	3,699
	40,710	39,768

Accumulated depreciation
Buildings	2,228	2,088
Equipment	16,724	17,387
Furniture and fixtures	668	633
Leasehold improvements	1,936	2,117
Transportation equipment	538	565
Property leased to others	621	530
ROU assets	1,244	957
	23,959	24,277

Equipment pending for inspection	515	60

Total	$17,266	$15,551

Depreciation expense recognized during the years ended
December 31, 2020,
2019,
and
2018,
was approximately
$1,322,000,
$1,023,000,
and
$993,000,
respectively.

In the
third
quarter of
2019,
the Company sold
two
building units in Hsinchu, Taiwan and a net gain of
$500,000
was recorded for the year ended
December 31, 2019.